INCOME TAX (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure Of Income Tax [Abstract]
Disclosure of composition of income tax benefit

	Year ended December 31
	2023	2022	2021
	USD thousands

Current tax expense (income)
Current year	(2,331)	14,378	7,220

Deferred tax expense (income)
Creation and reversal of temporary differences	4,834	5,310	(8,168)

Tax expenses (benefit)	2,503	19,688	(948)

Disclosure of domestic and foreign components of income taxes
	Year ended December 31
	2023	2022	2021
	USD thousands

Domestic	(5,352)	5,766	4,995
US	8,712	11,578	(961)
International	(857)	2,344	(4,982)

Tax expenses (benefit)	2,503	19,688	(948)

Disclosure of effective reconciliation of income taxes by tax rate

	Year ended December 31
	2023	2022	2021
	USD thousands

Profit (Loss) before taxes on income	(18,984)	42,425	72,275

Primary tax rate of the Company	23%	23%	23%

Tax calculated according to the Company’s primary tax rate	(4,366)	9,758	16,623

Additional tax (tax saving) in respect of:
Non-deductible expenses net of tax exempt income (*)	3,329	11,642	(3,364)
Difference between measurement basis of income/expenses for tax purposes and measurement basis of income/expenses for financial reporting purposes	-	(654)	-
Effect of reduced tax rate on preferred loss (income)	4,963	(4,625)	(7,226)
Utilization of tax losses from prior years for which deferred taxes were not created	(90)	(2,539)	(1,117)
Effect on deferred taxes at a rate different from the primary tax rate	892	2,697	(3,329)
Recognition of deferred taxes for tax losses and benefits from previous years for which deferred taxes were not created in the past	(4,852)	(1,104)	(4,586)
Recognition in temporary differences for which deferred taxes are not recognized	656	35	-
Foreign tax rate differential	1,971	4,478	2,051

Tax (benefit) expenses	2,503	19,688	(948)

Effective income tax rate	(13)%	46%	(1)%

(*)	including non- deductible share-based compensation expenses.

Disclosure of deferred tax assets and liabilities

	Intangible Assets and R&D expenses	Employees Compensation	Carryforward Losses	Accrued Expenses	Doubtful Debt	Other	Total
	USD thousands
Balance of deferred tax asset (liability) as of January 1, 2022	(5,587)	12,074	9,835	2,939	3,099	676	23,036
Business combination	(11,313)	1,502	7,857	1,322	973	2,158	2,499
Changes recognized in profit or Loss	5,019	(2,927)	(2,486)	(2,590)	(1,332)	(1,249)	(5,565)
Effect of change in tax rate	-	14	237	-	-	4	255
Changes recognized in equity	187	(3,417)	(24)	22	11	(5)	(3,226)
Balance of deferred tax asset (liability) as of December 31, 2022	(11,694)	7,246	15,419	1,693	2,751	1,584	16,999

Discontinuance of Consolidation	168	(57)	-	(532)	(99)	(1)	(521)
Changes recognized in profit or Loss	(524)	(3,837)	411	(960)	643	(597)	(4,864)
Effect of change in tax rate	-	30	-	-	-	-	30
Changes recognized in equity	(79)	(34)	102	6	-	-	(5)
Balance of deferred tax asset (liability) as of December 31, 2023	(12,129)	3,348	15,932	207	3,295	986	11,639